Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (92,053)	$ (12,611)	¥ (229,838)	¥ (640,295)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, equipment and software	7,638	1,046	9,368	7,732
Amortization of intangible assets	5,673	777	21,985	23,729
Impairment of intangible assets			21,660
Gain on deconsolidation of CEIBS Publishing Group	(78,760)	(10,790)
Loss/(gain) from disposal of property, equipment and software	(22)	(3)	132	465
Fair value change of derivatives liabilities	(34,378)	(4,710)	(102,419)	32,190
Accrual/(reverse) of allowance for doubtful accounts/expected credit losses	(252)	(35)	(654)	978
Impairment of available-for-sale debt securities	14,464	1,981	13,144
Unrealized foreign exchange loss/(gain)	(79)	(11)	335	32
Deferred income tax, net			(9,871)	(5,391)
Share-based compensations	5,879	805	26,123	71,815
Changes in operating assets and liabilities:
Accounts receivable	2,728	374	3,224	4,841
Prepaid expenses and other assets	(40,288)	(5,519)	15,330	3,863
Accounts payable	(2,710)	(371)	1,100	2,364
Amounts due to related parties	2,452	336
Deferred revenue	1,629	223	19,081	24,658
Other payable and accrued liabilities	(3,655)	(499)	(45,729)	16,184
Net cash used in operating activities	(211,734)	(29,007)	(257,029)	(456,835)
Cash flows from investing activities:
Purchase of property, equipment and software	(1,697)	(232)	(4,640)	(11,907)
Purchase of intangible assets			(991)	(6,779)
Cash paid for short-term investments	(56,261)	(7,708)	(96,468)	(224,269)
Cash received from maturity of short-term investments	115,117	15,771	141,728	547,672
Cash paid for long-term bank deposit			(117,573)
Cash received from maturity of long-term bank deposit	117,728	16,129
Purchase of available-for-sale debt securities			(10,000)	(36,800)
Partial cash payment for acquisition of CEIBS Publishing Group			(9,600)
Amounts due from related parties	(2,000)	(274)
Cash change due to deconsolidation of CEIBS Publishing Group	(30,767)	(4,215)
Proceeds from disposal of property and equipment	46	6	11
Net cash generated from/(used in) investing activities	142,166	19,477	(97,533)	267,917
Cash flows from financing activities:
Proceeds from short-term borrowings	110,000	15,070	39,800	20,000
Repayment of short-term borrowings	(39,800)	(5,453)	(20,000)	(8,000)
Proceeds from long-term borrowings	138,000	18,906	230,000
Repayment of long-term borrowings	(185,500)	(25,413)	(4,000)
Proceeds from issuance of ordinary shares upon the completion of IPO	178,063	24,395
Payments of initial public offering costs	(27,034)	(3,704)	(3,896)	(2,425)
Net cash generated from financing activities	173,729	23,801	241,904	9,575
Effect of exchange rate changes	(6,408)	(879)	1,140	20,809
Net (decrease)/increase in cash and cash equivalents	97,753	13,392	(111,518)	(158,534)
Cash, cash equivalents and restricted cash at beginning of the year	320,489	43,907	432,007	590,541
Cash, cash equivalents and restricted cash at the end of the year	418,242	57,299	320,489	432,007
Less: restricted cash	322	44
Cash and cash equivalents at the end of the year	417,920	57,255	320,489	432,007
Supplemental disclosure of cash flow information
Cash paid for interest	(10,563)	(1,447)	(4,390)	(543)
Supplemental schedule of non-cash investing and financing activities
Net accretion on convertible redeemable preferred shares to redemption value	290,543	39,804	¥ 9,452	¥ 396,716
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	(672,170)	(92,087)
Deemed dividend to convertible redeemable preferred share shareholders due to modifications and re-designation	¥ 5,940	$ 814